UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002100736
Central Index Key Number of sponsor: 0002100731

Aspire Mortgage Trust 2026-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Ashley Templeton, (303) 376-3688
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 10, 2026

ASPIRE DEPOSITOR, LLC
(Depositor)

By:	/s/ Eric Bisman
	Name:	Eric Bisman
	Title:	Authorized Officer

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton ATR QM Upload
99.3	Clayton Conditions Report
99.4	Clayton Loan Level Tape Compare Upload
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton Valuations Summary
99.7	Clayton Waived Conditions Summary
99.8	Consolidated Analytics, Inc (“Consolidated Analytics”) Executive Summary
99.9	Consolidated Analytics Data Compare Report
99.10	Consolidated Analytics Due Diligence Standard Report
99.11	Consolidated Analytics Rating Agency Grades Summary Report
99.12	Consolidated Analytics Valuations Report
99.13	Consolidated Analytics Supplemental Report
99.14	Consolidated Analytics Additional Securitization Data
99.15	Opus Capital Markets Consultants, LLC (“Opus”) Executive Narrative
99.16	Opus Rating Agency Grades Summary Report
99.17	Opus ATR OR QM Report
99.18	Opus Supplemental Data Extract
99.19	Opus Business Purpose Supplement Extract
99.20	Opus Valuation Report
99.21	Opus Standard Findings Report
99.22	Opus Data Compare Report
99.23	Clarifii LLC (“Clarifii”) Executive Summary
99.24	Clarifii Valuation Report
99.25	Clarifii Supplemental Data Extract
99.26	Clarifii Rating Agency Grade Summary Report
99.27	Clarifii Rating Agency Grade Detail Report
99.28	Clarifii Business Purpose Supplement Extract
99.29	Clarifii ATR OR QM Report
99.30	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.31	Canopy Supplemental Data Extract
99.32	Canopy Business Purpose Supplement Extract
99.33	Canopy Rating Agency Grades Detail Report
99.34	Canopy Rating Agency Grades Summary Report
99.35	Canopy Valuation Report
99.36	Canopy ATR OR QM Report
99.37	Canopy Data Compare Report
99.38	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.39	AMC Rating Agency Grades
99.40	AMC Exception Grades
99.41	AMC Valuation Report
99.42	AMC Supplemental Data
99.43	AMC Business Purpose